Trade Receivables and Customer Finance - Summary of Trade Receivables and Customer Finance (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade receivables and customer finance [abstract]
Trade receivables excluding associated companies and joint ventures	kr 66,487	kr 69,430
Allowances for impairment	(3,335)	(1,403)
Trade receivables, net	63,152	68,027
Trade receivables related to associated companies and joint ventures	58	90
Trade receivables, total	63,210	68,117
Customer finance credits	4,223	5,003
Allowances for impairment	(292)	(250)
Customer finance credits, net	3,931	4,753
Of which current	1,753	2,625
Credit commitments for customer finance	kr 9,706	kr 13,082